Subordinated Debentures - Schedule of Net of Holdings in Debentures (Parenthetical) (Detail) $ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Oct. 31, 2024 USD ($) $ / shares	Oct. 31, 2023 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 JPY (¥)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Conversion of rate outstanding NVCC		125.00%
Subordinated debentures non viability contingent capital [member]
Disclosure of detailed information about borrowings [line items]
Conversion of rate outstanding NVCC		150.00%
Conversion of floor price | $ / shares		$ 5
June 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		Redeemable at any time.
Maturity date		June 2025
December 2025 [member]
Disclosure of detailed information about borrowings [line items]
Subordinated Indebtedness Carrying Value		$ 1,250	$ 1,250
December 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		U.S.$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year, until maturity in December 2025.
Maturity date	[1]	December 2025
January 2029 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Jan. 18, 2024	Jan. 18, 2024
Borrowings, adjustment to interest rate basis		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Subordinated Indebtedness Carrying Value				$ 1,750		$ 1,750
January 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		$1,750 million. On January 18, 2024, the Bank redeemed these notes at 100% of their principal amount plus accrued and unpaid interest.
Maturity date	[1]	January 2029
July 2029 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Jul. 03, 2024	Jul. 03, 2024
Borrowings, adjustment to interest rate basis		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Subordinated Indebtedness Carrying Value				$ 1,500		$ 1,500
July 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		$1,500 million. On July 3, 2024, the Bank redeemed these notes at 100% of their principal amount plus accrued and unpaid interest.
Maturity date	[1]	July 2029
May 2037 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Apr. 12, 2027	Apr. 12, 2027
Borrowings, adjustment to interest rate basis		2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
Subordinated Indebtedness Carrying Value		$ 1,250	$ 1,250
May 2037 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		U.S.$1,250 million. Redeemable between April 12, 2027, and May 4, 2032. On May 4, 2032, interest will reset at the then prevailing 5-year U.S. treasury rate plus 2.050%.
Maturity date	[1]	May 2037
May 2032 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		May 03, 2027	May 03, 2027
Borrowings, adjustment to interest rate basis		1.52%	1.52%	1.52%	1.52%	1.52%	1.52%
May 2032 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		Redeemable on or after May 3, 2027. After May 3, 2027, interest will be payable quarterly at the then prevailing three-month bankers’ acceptance rate plus 1.52%.
Maturity date	[1]	May 2032
December 2032 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Dec. 20, 2027	Dec. 20, 2027
Borrowings, adjustment to interest rate basis		1.681%	1.681%	1.681%	1.681%	1.681%	1.681%
Subordinated Indebtedness Carrying Value | ¥					¥ 33,000		¥ 33,000
December 2032 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		JPY 33,000 million. Redeemable on December 20, 2027. After December 20, 2027, interest will be payable semi-annually at the reference Japanese Government Bond rate plus 1.681% on the reset date.
Maturity date	[1]	December 2032
August 2033 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Aug. 02, 2028	Aug. 02, 2028
Borrowings, adjustment to interest rate basis		2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
August 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		Redeemable on or after August 2, 2028. After August 2, 2028, interest will be payable at an annual rate equal to Daily Compounded CORRA plus 2.100%.
Maturity date	[1]	August 2033
December 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.477%	1.477%	1.477%	1.477%	1.477%	1.477%
Subordinated Indebtedness Carrying Value | ¥					¥ 12,000		¥ 12,000
December 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		JPY 12,000 million. Redeemable on December 1, 2028. After December 1, 2028, interest rate on the debentures will be reset to the prevailing yield of Japanese Government Bond rate plus 1.477% on the reset date.
Maturity date	[1]	December 2033
August 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Aug. 01, 2029	Aug. 01, 2029
Borrowings, adjustment to interest rate basis		1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
August 2034 [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		Redeemable on or after August 1, 2029. After August 1, 2029, interest will be payable at Daily Compounded CORRA plus 1.55%.
Maturity date	[1]	August 2034

[1]	These debentures contain non-viability contingent capital (NVCC) provisions. Under such NVCC provisions, outstanding debentures are convertible into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable. If such a conversion were to occur, the debentures would be converted into common shares pursuant to an automatic conversion formula defined as 150% of the par value plus accrued and unpaid interest divided by the conversion price and, where applicable, subject to translation at foreign exchange rates in effect at the time of conversion. The conversion price is based on the greater of: (i) a floor price of $5.00 (subject to adjustments in certain events as set out in the respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event (10-day weighted average).